Schedule of Total Sales From Each Customer (Details) - AUD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2025		Mar. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Outstanding Balance of Trade Receivables	$ 4,309,859	[1]		$ 4,309,859	[1]		$ 4,470,101	[1],[2]	$ 3,210,308	[2]
Daabon organic australia pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales							6,026,698
Outstanding Balance of Trade Receivables							1,703,927
Costco wholesale australia [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales	2,804,736		$ 422,400	9,447,600		$ 4,399,629	5,857,260
Outstanding Balance of Trade Receivables	1,095,600		422,400	1,095,600		422,400	1,229,271
Energreen nutrition australia pty ltd., [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales	3,271,722		2,394,423	6,389,585		5,566,131	4,838,204		1,693,451
Outstanding Balance of Trade Receivables	799,737		23,820	799,737		23,820
Hygain NSW Proprietary Limited [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales			567,528			2,887,691	3,306,466		4,504,121
Outstanding Balance of Trade Receivables			101,193			101,193	250,845		453,344
Hundered percentage bottling company pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales							1,911,641		5,484,307
Outstanding Balance of Trade Receivables									1,446,763
Good earth oils pty ltd [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales									3,380,714
Outstanding Balance of Trade Receivables									1,226,945
Prydes easi feed pty ltd [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales									2,179,696
Outstanding Balance of Trade Receivables									$ 155,412
Daabon Organic Australia Daabon Japan Pty Ltd [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales	845,799		1,963,337	2,801,858		4,374,724
Outstanding Balance of Trade Receivables	1,426,824		1,463,988	1,426,824		1,463,988
Woolworths [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales	845,602		754,963	2,579,650		754,963
Outstanding Balance of Trade Receivables	293,836		$ 461,602	293,836		$ 461,602
DAHall TA Ellerslie Free Range Farms [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total Sales	523,598			758,721
Outstanding Balance of Trade Receivables	$ 162,992			$ 162,992

[1]	Trade receivables are presented net of expected net credit loss of AUD$
[2]	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.